Investments In Associates And Joint Ventures - Summary of Detailed Information about Investment in Associates (Detail) S/ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2015	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)
Disclosure of associates and joint ventures [line items]
Carrying amount		S/ 250,282	S/ 250,053		S/ 286,403	S/ 490,702
Gasoducto Sur Peruano S.A. [member]
Disclosure of associates and joint ventures [line items]
Interest in capital	20.00%
Concesionaria Chavimochic S.A.C. [member]
Disclosure of associates and joint ventures [line items]
Carrying amount | $				$ 647
Other Associates [member]
Disclosure of associates and joint ventures [line items]
Carrying amount		S/ 11,388	S/ 9,584
Common Share [member] | Gasoducto Sur Peruano S.A. [member]
Disclosure of associates and joint ventures [line items]
Interest in capital		21.49%	21.49%
Carrying amount		S/ 218,276	S/ 218,276
Common Share [member] | Concesionaria Chavimochic S.A.C. [member]
Disclosure of associates and joint ventures [line items]
Interest in capital		26.50%	26.50%
Carrying amount		S/ 20,524	S/ 22,091
Common Share [member] | Betchel Vial y Vives Servicios Complementarios Ltda [member]
Disclosure of associates and joint ventures [line items]
Interest in capital		40.00%	40.00%
Carrying amount		S/ 94	S/ 102